Note 16 - Business Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Purchase Price Allocation [Table Text Block]
Accounts receivable	$829,744
Other current assets	134,915
Work-in-progress	594,848
Property and equipment	78,400
Goodwill	204,732
Intangible assets	797,189
Other assets	8,198
Total identifiable assets acquired	2,648,026
Accounts payable and other liabilities	(94,206)
Accrued expenses	(158,166)
Due to former owners	(1,010,654)
Total liabilities assumed	(1,263,026)
Net assets acquired	$1,385,000

Cash	$184,078
Accounts receivable, net	107,484
Other current assets	77,350
Property and equipment	4,788,683
Loan financing costs	15,895
Reserves for loan and contractual commitments	94,049
Total identifiable assets acquired	5,267,539
Accounts payable and other liabilities	(79,480)
Accrued expenses	(8,316)
Power prchase contract liability	(3,418,996)
Long-term debt	(1,360,747)
Total liabilities assumed	(4,867,539)
Net assets acquired	$400,000

Business Acquisition, Pro Forma Information [Table Text Block]
	June 30, 2012	June 30, 2011
Net revenue	$5,598,458	$10,598,220
Net earnings (loss)	$(940,128)	$2,273,989